Other Assets, Net (Tables)	12 Months Ended
Sep. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets, Net

As of September 30, 2025 and 2024, other assets, net, consisted of the following:

	As of September 30,
	2025	2024
Other assets	$14,232	$17,959
Less: allowance for expected credit losses	(137)	(613)
Other assets, net	14,095	17,346
Less: non-current portion	(13,716)	-
Amounts classified as current assets	$379	$17,346

Schedule of Allowance for Expected Credit Losses

The movement of allowances for expected credit losses against other assets is as follow:

	As of September 30,
	2025	2024
Balance at October 1, 2024 and 2023	$613	$309
(Reversal) Provision of expected credit losses	(474)	300
Effect of exchange rate changes	(2)	4
Balance at September 30, 2025 and 2024	$137	$613